Financial and Capital Risk Management and Fair Value Measurement - Summary of Changes In Significant Unobservable Inputs Under Valuation Model Used In Level Fair Value Measurement (Detail) - Quantitative Sensitivity analysis [member] - Level 3 of fair value hierarchy [member] - GBP (£)
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Weighted average cost of capital [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Weighted average cost of capital	15.30%	15.30%
Percentage of increase decrease in sensitivity analysis affecting input to fair value	1.00%	1.00%
Increase decrease in sensitivity analysis affecting input to fair value	£ 33,000	£ 30,000
Probability of success [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Percentage of increase decrease in sensitivity analysis affecting input to fair value	10.00%	10.00%
Increase decrease in sensitivity analysis affecting input to fair value	£ 600,000	£ 600,000
Risk-free interest rates [member] | Warrant liability [member] | Black And Scholes Method [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Risk-free interest rate	1.33%	1.25%
Percentage of increase decrease in sensitivity analysis affecting input to fair value	1.00%	1.00%
Increase decrease in sensitivity analysis affecting input to fair value	£ 25,000	£ 46,000
Volatility [member] | Warrant liability [member] | Black And Scholes Method [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Volatility	65.00%	50.00%
Percentage of increase decrease in sensitivity analysis affecting input to fair value	10.00%	10.00%
Increase decrease in sensitivity analysis affecting input to fair value	£ 145,000	£ 200,000
Remaining Life [member] | Warrant liability [member] | Black And Scholes Method [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Remaining life of increase decrease in sensitivity analysis affecting input to fair value	365 days	365 days
Remaining life	3254 days	3519 days
Increase decrease in sensitivity analysis affecting input to fair value	£ 56,000	£ 54,000
Bottom of range [member] | Probability of success [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Probability of success	28.00%	28.00%
Top of range [member] | Probability of success [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Probability of success	95.00%	95.00%